Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of components of accrued expenses

Components of accrued expenses are as follows as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Accruals for operating expenses:
– Staff costs	42,927	83,096
– Others	195,492	613,870
Total	238,419	696,966